Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 11,373	$ 9,538
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,612	8,256
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	2,761	1,282
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	178	380
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total derivatives subject to netting arrangements, Net amount	2,583	902
Total derivatives not subject to netting arrangements	945	993
Total derivatives, Gross assets recognized	12,318	10,531
Fair value after effect of master netting agreements	3,706	2,275
Derivative assets subject to netting arrangements, Net amount	3,528	1,895
Reverse repurchase agreements, Gross assets recognized	252,941	169,092
Reverse repurchase agreements, Gross amounts offset in the balance sheet	228,386	150,667
Reverse repurchase agreements, Net assets recognized on the balance sheet	24,555	18,425
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	24,523	18,422
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	1	0
Reverse repurchase agreements, Net amount	31	3
Securities borrowed, gross assets recognized	18,144	10,475
Securities borrowed, Gross amounts offset in the balance sheet	1,553
Securities borrowing, Net assets recognized on the balance sheet	16,591	10,475
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	15,777	10,011
Securities borrowing, net amount	814	464
Total, Gross assets recognized	283,403	190,098
Total, Gross amounts offset in the balance sheet	238,551	158,923
Total, Net assets recognized on the balance sheet	44,852	31,175
Total, Gross amounts not offset in the balance sheet, Financial instruments	40,478	28,813
Total, Gross amounts not offset in the balance sheet, Cash collateral received	1	0
Total, Net amount	4,373	2,362
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	10,847	9,700
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	9,033	7,090
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,814	2,610
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	250	171
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	1,564	2,439
Total derivatives not subject to netting arrangements	1,062	1,246
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	11,909	10,946
Fair value after effect of master netting agreements	2,876	3,856
Derivative liabilities subject to netting arrangements, Net amount	2,626	3,685
Securities Sold under Agreements to Repurchase, Gross	239,957	162,661
Repurchase agreements, Gross amounts offset in the balance sheet	228,386	150,667
Securities Sold under Agreements to Repurchase	11,571	11,994
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	11,556	11,966
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	2	28
Repurchase agreements, Net amount	13	0
Securities lending, Gross liabilities recognized	4,046	2,513
Securities lending, Gross amounts offset in the balance sheet	1,553
Securities lending, Net liabilities recognized on the balance sheet	2,493	2,513
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	2,277	2,404
Securities lending, Net amount	216	109
Total, Gross liabilities recognized	255,912	176,120
Total, Gross amounts offset in the balance sheet	238,972	157,757
Total, Net liabilities recognized on the balance sheet	16,940	18,363
Total, Gross amounts not offset in the balance sheet, Financial instruments	14,083	14,541
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	2	28
Total, Net amount	2,855	3,794
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	1,032	979
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	835	751
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	197	228
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	46	60
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total derivatives subject to netting arrangements, Net amount	151	168
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	875	1,118
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	475	635
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	400	483
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	42	78
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	358	405
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	10,210	8,552
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,698	7,498
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	2,512	1,054
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	132	320
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total derivatives subject to netting arrangements, Net amount	2,380	734
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	9,938	8,454
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,533	6,341
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,405	2,113
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	208	93
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	1,197	2,020
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	131	7
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	79	7
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	52	0
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total derivatives subject to netting arrangements, Net amount	52	0
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	34	128
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	25	114
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	9	14
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	$ 9	$ 14